Cover Page	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity Registrant Name	I-MAB
Entity File Number	001-39173
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Central Index Key	0001778016
Document Fiscal Period Focus	Q2
Amendment Flag	false